Investment in material joint ventures - Joint venture financial position information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 02, 2019	[1]	Dec. 31, 2018	Jan. 02, 2018	[2]	Dec. 31, 2017	Dec. 31, 2016
Joint venture
TOTAL ASSETS				$ 7,936			$ 8,626
Total equity	$ (215)	$ (1,555)		(1,509)	$ (1,359)		(1,374)	$ (2,179)
Net debt	5,328			$ 7,462			$ 7,825
Trivium Packaging B.V.
Joint venture
Non-current assets	4,109
Current assets	924
TOTAL ASSETS	5,033
Total equity	875
Non-current liabilities	3,444
Current liabilities	714
TOTAL LIABILITIES	4,158
TOTAL EQUITY and LIABILITIES	5,033
Net debt	$ 2,800

[1]	(ii) Retained earnings at January 1, 2019 have been re-presented by $46 million reflecting the impact of the adoption of IFRS 16 ‘Leases’. Please refer to Note 2 for further details in respect of the impact of this recently adopted accounting standard
[2]	(i) Retained earnings at January 1, 2018 were re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve was re-presented by $16 million, and cost of hedging reserve was re-presented to $18 million.